UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             --------------

                  Date of reporting period: September 30, 2012
                                           --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund VI
-----------------------------------

        First Trust NASDAQ Technology Dividend Index Fund

        Multi-Asset Diversified Income Index Fund





-------------------------
      Annual Report

    September 30, 2012
-------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      First Trust Exchange-Traded Fund VI
                                 Annual Report
                               September 30, 2012


Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
      First Trust NASDAQ Technology Dividend Index Fund......................  4
      Multi-Asset Diversified Income Index Fund..............................  6
Notes to Fund Performance Overview...........................................  8
Understanding Your Fund Expenses.............................................  9
Portfolio of Investments
      First Trust NASDAQ Technology Dividend Index Fund...................... 10
      Multi-Asset Diversified Income Index Fund.............................. 13
Statements of Assets and Liabilities......................................... 19
Statements of Operations..................................................... 20
Statements of Changes in Net Assets.......................................... 21
Financial Highlights......................................................... 22
Notes to Financial Statements................................................ 24
Report of Independent Registered Public Accounting Firm...................... 30
Additional Information....................................................... 31
Board of Trustees and Officers............................................... 34
Risk Considerations.......................................................... 36
Privacy Policy............................................................... 39

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--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the "Trust") described in this report (each series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" at the end of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               SEPTEMBER 30, 2012

Dear Shareholders:

I am pleased to present you with the first annual report for your investment in First Trust Exchange-Traded Fund VI.

First Trust, now in our 22nd year, has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. Like many successful investors, we understand that success in the markets doesn't just happen--it requires a long-term investment perspective through all kinds of markets. Although the markets have continued to be somewhat choppy over the past six months, the equity market is well above the lows it sank to during the recent recession.

The report you hold gives detailed information about the Funds that comprise the First Trust Exchange-Traded Fund VI. It contains each Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of market ups and downs. We offer a variety of products that could fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the other investments First Trust offers that might also fit your financial goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2012 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust Exchange-Traded Fund VI and Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2012


ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.


Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst
(CFA) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.


STATE OF THE GLOBAL ECONOMY

The Blue Chip Economic Indicators survey in September revealed a 2012 U.S. Gross Domestic Product (GDP) forecast of 2.2%. Economists see GDP growth dipping slightly to 2.1% in 2013. Brian Wesbury, Chief Economist at First Trust, is also calling for 2.2% GDP growth in 2012, but is targeting 3.0% for 2013. The International Monetary Fund recently trimmed its global GDP growth expectations for 2012 from 3.5% to 3.3%. It is looking for 3.9% in 2013. So, economists generally do not believe there is any recession in the offing at this time.

The Federal Reserve Bank (Fed) has been very aggressive with respect to injecting monetary stimulus into the system. In late June, the Fed announced its intention to extend "Operation Twist" through year-end. The Fed plans to purchase $267 billion of Treasuries with maturities ranging from 6 to 30 years. The Fed also announced a third round of quantitative easing in September that calls for purchasing $40 billion worth of mortgage-backed securities each month in an effort to keep interest rates artificially low. This initiative is open-ended as of now. The Fed has also stated that it is prepared to hold interest rates low through mid-2015, if warranted. At this stage of the economic recovery (recovery began July 2009), any extension of this low interest rate climate is a bonus for income investors.

News out of Europe that the European Central Bank was looking to initiate a bond buying program, with the support of Germany, to help backstop the ongoing debt crisis situation in Greece and a few other European Union members was well-received by the markets. Investor fears gradually eased somewhat throughout Q3 2012. The yields on 10-year government bonds issued by Greece, Portugal, Spain and Italy are now well off their recent fear-induced highs. Any further strides towards finding a comprehensive solution to the European debt crisis is likely to be bullish in nature for the U.S. markets and abroad, in our opinion.

STATE OF INCOME DISTRIBUTIONS

Investors poured a net $21.1 billion into Lipper's Equity Income fund category (open-end funds only) in the first nine months of 2012, down slightly from the $21.5 billion reported over the same period in 2011. In 2012, the second closest U.S. Diversified Equity Classification category in terms of net inflows was S&P 500 Index (S&P 500) funds at $15.1 billion ($2.4B over same period in 2011). Investors have clearly demonstrated a bias for dividend-paying stocks.

For the first time in history, the Information Technology sector became the top contributor to the total dividend payout of the S&P 500. As of October 16, 2012, technology stocks were contributing 14.55% of the S&P 500's dividend distribution, eclipsing the previous top contributor's (Consumer Staples) 14.23%, according to Standard & Poor's. What is even more impressive is that the technology companies in the index were contributing only 5.95% of the total dividend payout at the close of 2007, just prior to the financial crisis.

The $67.3 billion in S&P 500 dividend payouts in Q2'12 surpassed the previous high of $67.1 billion in Q4'07. We believe there is room for companies to raise their dividend payouts. Non-financial firms in the S&P 500 held a near-record $1.12 trillion in cash in Q2'12, according to Standard & Poor's Capital IQ. The dividend payout-ratio (% of a dollar's worth of earnings paid out as a dividend) for these companies has been in the 30-35% range for a few years. Historically, the ratio has been closer to 52%.

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FUND PERFORMANCE OVERVIEW
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TDIV - FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND

The First Trust NASDAQ Technology Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ Technology Dividend Index(SM) (the "Index"). The shares of the Fund are listed and trade on the NASDAQ Stock Market LLC under the ticker symbol "TDIV." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks and/or depositary receipts included in the Index.

The Index includes up to 100 Technology and Telecommunications companies that pay a regular or common dividend. To be selected for the Index, a company must be classified as a Technology or Telecommunications company under the Industry Classification Benchmark ("ICB") and have a minimum market capitalization of $500 million. International securities in the Index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.


--------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                            Inception (08/13/12)
                                                                 to 09/30/12

 FUND PERFORMANCE
 NAV                                                               -0.72%
 Market Price                                                      -0.67%

 INDEX PERFORMANCE
 NASDAQ Technology Dividend Index                                  -0.65%
 S&P 500(R) Index                                                   2.90%
 S&P 500 Information Technology Index                               2.47%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)


PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of -0.72% since the Fund's inception on 8/13/2012. During the same period, the benchmark S&P 500(R) Index generated a return of +2.90%. Cisco Systems, Inc. (+10.1%) and VimpelCom Ltd., ADR (+28.2%) were two of the top-performing stocks during the period covered by this report. Intel Corp. (-15.1%) and Hewlett-Packard Co. (-12.4%) were two of the worst-performing stocks during the period covered by this report. During the very short period covered by this report, earnings news was the main driver of stock performance, with Cisco Systems, Inc. and VimpelCom Ltd., ADR both producing strong earnings announcements while Intel Corp. and Hewlett-Packard Co. both disappointed with their outlooks.


--------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ Technology Dividend Index(SM) are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

TDIV - FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (CONTINUED)


-------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2012
-------------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Information Technology                       78.36%
 Telecommunication Services                   18.87
 Consumer Discretionary                        2.39
 Industrials                                   0.31
 Health Care                                   0.07
                                             -------
      Total                                  100.00%
                                             =======


-------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2012
-------------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 International Business Machines Corp.         8.53%
 QUALCOMM, Inc.                                8.15
 Oracle Corp.                                  7.97
 Microsoft Corp.                               7.74
 Intel Corp.                                   7.32
 Cisco Systems, Inc.                           4.01
 Hewlett-Packard Co.                           3.80
 Texas Instruments, Inc.                       3.54
 Corning, Inc.                                 2.21
 Verizon Communications, Inc.                  2.13
                                             -------
      Total                                   55.40%
                                             =======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      AUGUST 13, 2012 - SEPTEMBER 30, 2012

           First Trust NASDAQ Technology        NASDAQ Technology           S&P 500(R)      S&P 500 Information
                Dividend Index Fund             Dividend Index(SM)            Index          Technology Index

8/13/12               $10,000                        $10,000                 $10,000              $10,000
9/30/12                 9,928                          9,935                  10,290               10,247

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 14, 2012 (commencement of trading) through September 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                                   NUMBER OF DAYS BID/ASK MIDPOINT                        NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                            BELOW NAV

                               0.00%-      0.50%-     1.00%-                         0.00%-     0.50%-      1.00%-
FOR THE PERIOD                  0.49%       0.99%      1.99%     >=2.00%              0.49%      0.99%       1.99%     >=2.00%

8/14/12 - 9/30/12                33          0          0          0                   0          0           0          0

MDIV - MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

The Multi-Asset Diversified Income Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ Multi-Asset Diversified Income Index (the "Index"). The shares of the Fund are listed and trade on the NASDAQ Stock Market LLC under the ticker symbol "MDIV." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and/or depositary receipts (25%), real estate investment trusts ("REITs") (20%), preferred securities (20%), master limited partnerships ("MLPs") (20%) and exchange-traded funds (15%) that comprise the Index (each an "Index Segment"). The percentages provided reflect the approximate percentages of each of the Index Segments included in the Index as of each quarterly rebalance. The percentages will vary from these amounts between rebalances of the Index.

The Index is designed to provide access to a diversified portfolio of small, mid- and large capitalization income producing securities, which are composed of domestic and international dividend-paying stocks, REITs, oil and gas or basic materials MLPs, U.S.-listed preferred securities and index-based exchange-traded funds that invests in high yield or "junk" bonds. International securities included in the Index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.


--------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2012
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                            Inception (08/13/12)
                                                                 to 09/30/12

 FUND PERFORMANCE
 NAV                                                                1.18%
 Market Price                                                       1.23%

 INDEX PERFORMANCE
 NASDAQ Multi-Asset Diversified Income Index                        1.32%
 S&P 500(R) Index                                                   2.90%
 Dow Jones Select Dividend Index(SM)                                1.34%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)


PERFORMANCE REVIEW

The Fund generated an NAV return of +1.18% since the Fund's inception on 8/13/2012. During the same period, the benchmark S&P 500(R) Index generated a return of +2.90%. Two Harbors Investment Corp. (+8.0%) and American Capital Agency Corp. (+4.8%) were two of the top-performing securities during the period covered by this report. Buckeye Partners L.P. (-8.1%) and Teekay LNG Partners L.P. (-6.9%) were two of the worst-performing securities during the period covered by this report. During the short period covered by this report, REIT-focused securities were the strongest performing, while energy- and pipeline-focused companies were the laggards.


--------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ Multi-Asset Diversified Income Index(SM) are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

MDIV - MULTI-ASSET DIVERSIFIED INCOME INDEX FUND  (CONTINUED)


-------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2012
-------------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Financials                                   58.49%
 Energy                                       24.59
 Utilities                                     6.56
 Materials                                     3.11
 Industrials                                   2.97
 Consumer Staples                              1.83
 Consumer Discretionary                        1.64
 Health Care                                   0.81
                                             -------
      Total                                  100.00%
                                             =======


-------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2012
-------------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 iShares iBoxx $ High Yield Corporate
    Bond Fund                                 21.24%
 Public Storage                                3.00
 Plains All American Pipeline, L.P.            2.18
 Federal Realty Investment Trust               2.11
 Boston Properties, Inc.                       1.94
 Kinder Morgan Energy Partners, L.P.           1.90
 Bank of Hawaii Corp.                          1.62
 Magellan Midstream Partners, L.P.             1.47
 Holly Energy Partners, L.P.                   1.45
 Post Properties, Inc.                         1.19
                                             -------
      Total                                   38.10%
                                             =======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      AUGUST 13, 2012 - SEPTEMBER 30, 2012

               Multi-Asset Diversified          NASDAQ Multi-Asset         S&P 500(R)         Dow Jones Select
                  Income Index Fund          Diversified Income Index         Index          Dividend Index(SM)

8/13/12               $10,000                        $10,000                 $10,000              $10,000
9/30/12                10,118                         10,132                  10,290               10,134

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 14, 2012 (commencement of trading) through September 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                                   NUMBER OF DAYS BID/ASK MIDPOINT                        NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                            BELOW NAV

                               0.00%-      0.50%-     1.00%-                         0.00%-     0.50%-      1.00%-
FOR THE PERIOD                  0.49%       0.99%      1.99%     >=2.00%              0.49%      0.99%       1.99%     >=2.00%

8/14/12 - 9/30/12                33          0          0          0                   0          0           0          0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND VI

UNDERSTANDING YOUR FUND EXPENSES
SEPTEMBER 30, 2012 (UNAUDITED)

As a shareholder of First Trust NASDAQ Technology Dividend Index Fund and Multi-Asset Diversified Income Index Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended September 30, 2012.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO     DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE     AUGUST 13, 2012 (a)
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS            TO
                                                AUGUST 13, 2012 (a) SEPTEMBER 30, 2012    IN THE PERIOD  SEPTEMBER 30, 2012 (a)
----------------------------------------------------------------------------------------------------------------------------------

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND
Actual                                              $1,000.00           $  992.80             0.50%                $0.67
Hypothetical (5% return before expenses)            $1,000.00           $1,022.50             0.50%                $2.53

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND
Actual                                              $1,000.00           $1,011.80             0.60%                $0.81
Hypothetical (5% return before expenses)            $1,000.00           $1,022.00             0.60%                $3.03


(a) Inception date.
(b) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 13, 2012 through September 30, 2012), multiplied by 49/366. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012


 SHARES                        DESCRIPTION                             VALUE
-------- --------------------------------------------------------  -------------

COMMON STOCKS - 99.9%

         COMMERCIAL SERVICES & SUPPLIES - 0.3%
   6,271 Pitney Bowes, Inc.......................................  $     86,665
                                                                   ------------
         COMMUNICATIONS EQUIPMENT - 15.0%
   1,976 ADTRAN, Inc.............................................        34,145
  58,163 Cisco Systems, Inc......................................     1,110,332
   3,540 Harris Corp.............................................       181,319
   1,331 InterDigital, Inc.......................................        49,620
   8,952 Motorola Solutions, Inc.................................       452,523
   1,322 Plantronics, Inc........................................        46,706
  36,112 QUALCOMM, Inc...........................................     2,256,639
  11,485 Tellabs, Inc............................................        40,657
                                                                   ------------
                                                                      4,171,941
                                                                   ------------
         COMPUTERS & PERIPHERALS - 5.6%
   1,975 Diebold, Inc............................................        66,577
  61,642 Hewlett-Packard Co......................................     1,051,613
   2,197 Lexmark International, Inc..............................        48,883
  12,558 Seagate Technology PLC..................................       389,298
                                                                   ------------
                                                                      1,556,371
                                                                   ------------
         DIVERSIFIED TELECOMMUNICATION SERVICES - 12.4%
  15,144 AT&T, Inc...............................................       570,929
     804 Atlantic Tele-Network, Inc..............................        34,556
  12,472 BCE, Inc................................................       548,020
     878 BT Group PLC, ADR.......................................        32,662
  13,129 CenturyLink, Inc........................................       530,411
   2,695 China Unicom Hong Kong Ltd., ADR........................        43,955
   1,805 Chunghwa Telecom Co., Ltd., ADR.........................        57,309
   2,057 Consolidated Communications Holdings, Inc...............        35,360
   5,621 France Telecom S.A., ADR................................        68,689
   3,715 Telekomunikasi Indonesia Persero Tbk PT, ADR............       144,625
   7,774 TELUS Corp..............................................       486,108
  12,922 Verizon Communications, Inc.............................       588,855
  30,310 Windstream Corp.........................................       306,434
                                                                   ------------
                                                                      3,447,913
                                                                   ------------
         ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.2%
  46,550 Corning, Inc............................................       612,132
                                                                   ------------
         HEALTH CARE TECHNOLOGY - 0.1%
     345 Computer Programs & Systems, Inc........................        19,165
                                                                   ------------
         HOUSEHOLD DURABLES - 0.9%
   6,093 Garmin Ltd..............................................       254,322
                                                                   ------------
         INTERNET SOFTWARE & SERVICES - 0.7%
   2,556 InterActiveCorp.........................................       133,066
   1,427 j2 Global, Inc..........................................        46,834
                                                                   ------------
                                                                        179,900
                                                                   ------------


Page 10             See Notes to Financial Statements

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND

SEPTEMBER 30, 2012


 SHARES                        DESCRIPTION                             VALUE
-------- --------------------------------------------------------  -------------

COMMON STOCKS - (CONTINUED)

         IT SERVICES - 10.3%
   4,858 Computer Sciences Corp..................................  $    156,476
   1,409 DST Systems, Inc........................................        79,693
     701 Forrester Research, Inc.................................        20,168
   2,327 Infosys Ltd., ADR.......................................       112,953
  11,389 International Business Machines Corp....................     2,362,648
  10,685 SAIC, Inc...............................................       128,647
                                                                   ------------
                                                                      2,860,585
                                                                   ------------
         MEDIA - 1.5%
  13,852 Virgin Media, Inc.......................................       407,803
                                                                   ------------
         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 24.8%
  10,001 Altera Corp.............................................       339,884
   9,346 Analog Devices, Inc.....................................       366,270
  38,686 Applied Materials, Inc..................................       431,929
   3,925 ARM Holdings PLC, ADR...................................       109,822
   3,987 ASML Holding NV.........................................       214,022
   7,653 Avago Technologies Ltd..................................       266,822
   2,072 Brooks Automation, Inc..................................        16,638
   4,643 Cypress Semiconductor Corp..............................        49,773
  89,386 Intel Corp..............................................     2,027,274
   3,989 Intersil Corp...........................................        34,904
   5,204 KLA-Tencor Corp.........................................       248,257
   7,198 Linear Technology Corp..................................       229,256
  17,613 Marvell Technology Group Ltd............................       161,159
   9,124 Maxim Integrated Products, Inc..........................       242,881
   1,859 Micrel, Inc.............................................        19,371
   6,053 Microchip Technology, Inc...............................       198,175
   1,654 MKS Instruments, Inc....................................        42,160
     901 Power Integrations, Inc.................................        27,417
   1,300 Spreadtrum Communications, Inc., ADR....................        26,728
  34,125 Taiwan Semiconductor Manufacturing Co., Ltd., ADR.......       539,858
   1,625 Tessera Technologies, Inc...............................        22,230
  35,568 Texas Instruments, Inc..................................       979,898
   8,197 Xilinx, Inc.............................................       273,862
                                                                   ------------
                                                                      6,868,590
                                                                   ------------
         SOFTWARE - 19.7%
   1,411 Blackbaud, Inc..........................................        33,751
  14,663 CA, Inc.................................................       377,792
   1,159 Ebix, Inc...............................................        27,364
   9,181 Intuit, Inc.............................................       540,577
  72,015 Microsoft Corp..........................................     2,144,607
     723 Opnet Technologies, Inc.................................        24,633
  70,127 Oracle Corp.............................................     2,208,299
   2,187 Solera Holdings, Inc....................................        95,944
                                                                   ------------
                                                                      5,452,967
                                                                   ------------
         WIRELESS TELECOMMUNICATION SERVICES - 6.4%
   5,148 China Mobile, Ltd., ADR.................................       284,993


                    See Notes to Financial Statements                    Page 11

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND

SEPTEMBER 30, 2012


 SHARES                        DESCRIPTION                             VALUE
-------- --------------------------------------------------------  -------------

COMMON STOCKS - (CONTINUED)

         WIRELESS TELECOMMUNICATION SERVICES - (CONTINUED)
  13,738 Rogers Communications, Inc..............................  $    555,015
   5,231 Telephone & Data Systems, Inc...........................       133,966
   3,994 TIM Participacoes S.A., ADR.............................        76,765
  15,275 VimpelCom Ltd., ADR.....................................       181,772
  19,187 Vodafone Group PLC, ADR.................................       546,734
                                                                   ------------
                                                                      1,779,245
                                                                   ------------
         TOTAL INVESTMENTS - 99.9%...............................    27,697,599
         (Cost $27,968,060) (a)

         NET OTHER ASSETS AND LIABILITIES - 0.1%.................        33,365
                                                                   ------------
         NET ASSETS - 100.0%.....................................  $ 27,730,964
                                                                   ------------


    (a) Aggregate cost for federal income tax purposes is $28,088,159. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $269,829 and the aggregate gross -unrealized depreciation for all securities in which there was an excess of tax cost over value was $660,389.

    ADR American Depositary Receipt

-----------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                           LEVEL 2         LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE     UNOBSERVABLE
                                                         9/30/2012        PRICES           INPUTS          INPUTS
                                                       -------------   -------------    ------------    -----------
Common Stocks*.....................................    $  27,697,599   $  27,697,599    $        --     $        --
                                                       -------------   -------------    -----------     -----------
Total Investments..................................    $  27,697,599   $  27,697,599    $        --     $        --
                                                       =============   =============    ===========     ===========

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.


Page 12             See Notes to Financial Statements

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012

SHARES/
 UNITS                         DESCRIPTION                             VALUE
-------- --------------------------------------------------------  -------------

MASTER LIMITED PARTNERSHIPS - 22.9%

         ENERGY EQUIPMENT & SERVICES - 0.6%
   9,813 Exterran Partners, L.P..................................  $    211,568
                                                                   ------------
         OIL, GAS & CONSUMABLE FUELS - 22.3%
   8,249 Boardwalk Pipeline Partners, L.P........................       230,147
   9,534 BreitBurn Energy Partners, L.P..........................       185,246
   7,440 Buckeye Partners, L.P...................................       356,897
   9,339 Dorchester Minerals, L.P................................       206,205
  14,831 Eagle Rock Energy Partners, L.P.........................       141,636
   7,086 Enbridge Energy Partners, L.P...........................       208,612
   8,441 Energy Transfer Partners, L.P...........................       359,333
   6,615 Enterprise Products Partners, L.P.......................       354,564
   7,434 Holly Energy Partners, L.P..............................       493,989
   7,824 Kinder Morgan Energy Partners, L.P......................       645,480
   9,277 Legacy Reserves, L.P....................................       267,456
   5,734 Magellan Midstream Partners, L.P........................       501,496
  10,908 Martin Midstream Partners, L.P..........................       374,908
   7,576 NuStar Energy, L.P......................................       385,467
   6,126 ONEOK Partners, L.P.....................................       364,497
   3,896 PAA Natural Gas Storage, L.P............................        77,530
   9,657 Pioneer Southwest Energy Partners, L.P..................       248,475
   8,406 Plains All American Pipeline, L.P.......................       741,409
   9,178 Regency Energy Partners, L.P............................       214,031
   8,123 Spectra Energy Partners, L.P............................       258,555
   6,938 TC Pipelines, L.P.......................................       313,251
   8,155 Teekay Offshore Partners, L.P...........................       224,344
   7,268 Transmontaigne Partners, L.P............................       276,184
   4,085 Williams Partners, L.P..................................       223,368
                                                                   ------------
                                                                      7,653,080
                                                                   ------------
         TOTAL MASTER LIMITED PARTNERSHIPS.......................     7,864,648
         (Cost $7,867,164)                                         ------------

COMMON STOCKS - 21.5%

         AEROSPACE & DEFENSE - 0.5%
   1,866 Lockheed Martin Corp....................................       174,247
                                                                   ------------
         CAPITAL MARKETS - 0.6%
   9,581 Federated Investors, Inc................................       198,231
                                                                   ------------
         CHEMICALS - 0.2%
   3,902 Olin Corp...............................................        84,791
                                                                   ------------
         COMMERCIAL BANKS - 3.5%
  12,087 Bank of Hawaii Corp.....................................       551,409
   9,182 FirstMerit Corp.........................................       135,251
  16,844 FNB Corp................................................       188,821
   5,477 Trustmark Corp..........................................       133,310
   7,541 United Bankshares, Inc..................................       187,847
                                                                   ------------
                                                                      1,196,638
                                                                   ------------


                    See Notes to Financial Statements                    Page 13

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

SEPTEMBER 30, 2012


 SHARES                        DESCRIPTION                             VALUE
-------- --------------------------------------------------------  -------------

COMMON STOCKS - (CONTINUED)

         COMMERCIAL SERVICES & SUPPLIES - 1.0%
  12,798 Pitney Bowes, Inc.......................................  $    176,868
   4,663 Waste Management, Inc...................................       149,589
                                                                   ------------
                                                                        326,457
                                                                   ------------
         CONTAINERS & PACKAGING - 1.1%
   6,640 Greif, Inc..............................................       293,355
   2,790 Sonoco Products Co......................................        86,462
                                                                   ------------
                                                                        379,817
                                                                   ------------
         DIVERSIFIED CONSUMER SERVICES - 0.8%
   5,407 H&R Block, Inc..........................................        93,703
   9,214 Hillenbrand, Inc........................................       167,603
                                                                   ------------
                                                                        261,306
                                                                   ------------
         DIVERSIFIED FINANCIAL SERVICES - 0.5%
   7,371 NYSE Euronext...........................................       181,695
                                                                   ------------
         ELECTRIC UTILITIES - 2.3%
   2,079 American Electric Power Co., Inc........................        91,351
   1,254 Entergy Corp............................................        86,902
   2,626 Exelon Corp.............................................        93,433
   2,356 FirstEnergy Corp........................................       103,900
   4,074 Great Plains Energy, Inc................................        90,687
   1,951 Pinnacle West Capital Corp..............................       103,013
   1,123 Portland General Electric Co............................        30,366
   2,813 PPL Corp................................................        81,718
   1,805 Southern Co.............................................        83,192
     785 Westar Energy, Inc......................................        23,283
                                                                   ------------
                                                                        787,845
                                                                   ------------
         FOOD & STAPLES RETAILING - 0.4%
   8,351 Safeway, Inc............................................       134,368
                                                                   ------------
         FOOD PRODUCTS - 0.2%
   2,943 ConAgra Foods, Inc......................................        81,197
                                                                   ------------
         GAS UTILITIES - 0.5%
   2,059 Atmos Energy Corp.......................................        73,692
   3,188 Piedmont Natural Gas Co., Inc...........................       103,546
                                                                   ------------
                                                                        177,238
                                                                   ------------
         INSURANCE - 0.4%
   3,385 Mercury General Corp....................................       130,830
                                                                   ------------
         MEDIA - 0.9%
   8,469 Meredith Corp...........................................       296,415
                                                                   ------------
         METALS & MINING - 1.7%
  10,121 Nucor Corp..............................................       387,230
   6,011 Southern Copper Corp....................................       206,538
                                                                   ------------
                                                                        593,768
                                                                   ------------


Page 14             See Notes to Financial Statements

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

SEPTEMBER 30, 2012

 SHARES                        DESCRIPTION                             VALUE
-------- --------------------------------------------------------  -------------

COMMON STOCKS - (CONTINUED)

         MULTI-UTILITIES - 3.7%
   1,481 Alliant Energy Corp.....................................  $     64,261
   6,134 Avista Corp.............................................       157,889
   4,650 CenterPoint Energy, Inc.................................        99,045
   2,245 Consolidated Edison, Inc................................       134,453
   2,651 DTE Energy Co...........................................       158,901
   6,138 NorthWestern Corp.......................................       222,380
   3,347 Public Service Enterprise Group, Inc....................       107,706
   2,382 SCANA Corp..............................................       114,979
   6,073 TECO Energy, Inc........................................       107,735
   3,450 Vectren Corp............................................        98,670
                                                                   ------------
                                                                      1,266,019
                                                                   ------------
         OIL, GAS & CONSUMABLE FUELS - 0.5%
   3,037 ConocoPhillips..........................................       173,656
                                                                   ------------
         PHARMACEUTICALS - 0.8%
   4,962 Bristol-Myers Squibb Co.................................       167,468
   2,257 Eli Lilly & Co..........................................       107,004
                                                                   ------------
                                                                        274,472
                                                                   ------------
         THRIFTS & MORTGAGE FINANCE - 0.1%
   3,288 Northwest Bancshares, Inc...............................        40,212
                                                                   ------------
         TOBACCO - 1.2%
   2,635 Lorillard, Inc..........................................       306,846
   1,980 Universal Corp..........................................       100,821
                                                                   ------------
                                                                        407,667
                                                                   ------------
         TRADING COMPANIES & DISTRIBUTORS - 0.6%
   6,051 TAL International Group, Inc............................       205,613
                                                                   ------------
         TOTAL COMMON STOCKS.....................................     7,372,482
         (Cost $7,440,886)                                         ------------

EXCHANGE-TRADED FUNDS - 21.1%

         CAPITAL MARKETS - 21.1%
  78,226 iShares iBoxx $ High Yield Corporate Bond Fund..........     7,225,735
                                                                   ------------
         TOTAL EXCHANGE-TRADED FUNDS.............................     7,225,735
         (Cost $7,240,800)                                         ------------

REAL ESTATE INVESTMENT TRUSTS - 18.4%

   3,384 Alexandria Real Estate Equities, Inc....................       248,792
   5,057 American Capital Agency Corp............................       174,922
   5,976 Boston Properties, Inc..................................       661,005
  12,848 Capstead Mortgage Corp..................................       173,319


                    See Notes to Financial Statements                    Page 15

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

SEPTEMBER 30, 2012

 SHARES                        DESCRIPTION                             VALUE
-------- --------------------------------------------------------  -------------

REAL ESTATE INVESTMENT TRUSTS - (CONTINUED)

  13,265 CYS Investments, Inc....................................  $    186,904
   2,449 DuPont Fabros Technology, Inc...........................        61,837
   2,964 Extra Space Storage, Inc................................        98,553
   6,827 Federal Realty Investment Trust.........................       718,883
   5,706 Hatteras Financial Corp.................................       160,852
   4,566 HCP, Inc................................................       203,096
  12,021 Invesco Mortgage Capital, Inc...........................       241,983
   6,221 LTC Properties, Inc.....................................       198,139
  24,356 MFA Financial, Inc......................................       207,026
   3,970 National Health Investors, Inc..........................       204,217
   4,506 Plum Creek Timber Co., Inc..............................       197,543
   8,417 Post Properties, Inc....................................       403,679
   1,550 PS Business Parks, Inc..................................       103,571
   7,334 Public Storage..........................................     1,020,673
   3,655 Rayonier, Inc...........................................       179,131
   8,308 Starwood Property Trust, Inc............................       193,327
   2,015 Taubman Centers, Inc....................................       154,611
  17,333 Two Harbors Investment Corp.............................       203,663
     633 UDR, Inc................................................        15,711
   8,159 Washington Real Estate Investment Trust.................       218,824
   3,727 Weyerhaeuser Co.........................................        97,424
                                                                   ------------
         TOTAL REAL ESTATE INVESTMENT TRUSTS ....................     6,327,685
         (Cost $6,415,399)                                         ------------

                                               STATED     STATED
 SHARES       DESCRIPTION                       RATE     MATURITY        VALUE
-------- --------------------------------------------------------  -------------

$25 PAR PREFERRED SECURITIES - 14.7%

         CAPITAL MARKETS - 4.4%
  10,190 Credit Suisse AG Guernsey...........   7.90%      (a)          264,329
   9,083 Deutsche Bank Contingent Capital
         Trust II............................   6.55%      (a)          230,254
   9,584 Deutsche Bank Contingent Capital
         Trust V.............................   8.05%      (a)          260,206
   8,396 Goldman Sachs Group, Inc.,
         Series A............................   3.75%      (a)          166,912
   8,521 Goldman Sachs Group, Inc.,
         Series B............................   6.20%      (a)          215,666
   8,001 Goldman Sachs Group, Inc.,
         Series D............................   4.00%      (a)          168,501
   9,812 Morgan Stanley, Series A............   4.00%      (a)          195,357
                                                                   ------------
                                                                      1,501,225
                                                                   ------------
         COMMERCIAL BANKS - 4.2%
   8,616 HSBC Holdings PLC, Series A.........   6.20%      (a)          217,726
  10,860 M&T Capital Trust IV................   8.50%    01/31/68       278,994
   5,381 US Bancorp, Series B................   3.50%      (a)          129,306
   9,741 US Bancorp, Series D................   7.87%      (a)          259,208
   7,813 Wells Fargo & Co., Series J.........   8.00%      (a)          232,202
  12,224 Zions Bancorp., Series C............   9.50%      (a)          319,902
                                                                   ------------
                                                                      1,437,338
                                                                   ------------


Page 16             See Notes to Financial Statements

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

SEPTEMBER 30, 2012


                                               STATED     STATED
 SHARES       DESCRIPTION                       RATE     MATURITY        VALUE
-------- --------------------------------------------------------  -------------

$25 PAR PREFERRED SECURITIES - (CONTINUED)

         DIVERSIFIED FINANCIAL SERVICES - 2.5%
  11,363 Bank of America Corp., Series 8.....   8.63%       (a)    $    294,870
  10,762 Bank of America Corp., Series H.....   8.20%       (a)         279,704
  10,737 JPMorgan Chase & Co., Series J......   8.63%       (a)         284,531
                                                                   ------------
                                                                        859,105
                                                                   ------------
         INSURANCE - 1.7%
   5,684 MetLife Inc., Series A..............   4.00%       (a)         141,645
   8,653 MetLife Inc., Series B..............   6.50%       (a)         222,728
   8,631 Prudential PLC......................   6.50%       (a)         219,659
                                                                   ------------
                                                                        584,032
                                                                   ------------
         MARINE - 0.9%
  10,867 Seaspan Corp., Series C.............   9.50%       (a)         305,580
                                                                   ------------
         OIL, GAS & CONSUMABLE FUELS - 0.4%
   4,818 Magnum Hunter Resources Corp.,
         Series C............................  10.25%       (a)         123,437
                                                                   ------------
         REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
   7,969 Vornado Realty Trust, Series J......   6.87%       (a)         220,263
                                                                   ------------
         TOTAL $25 PAR PREFERRED SECURITIES......................     5,030,980
         (Cost $5,019,683)                                         ------------

$50 PAR PREFERRED SECURITIES - 0.6%

         OIL, GAS & CONSUMABLE FUELS - 0.6%
   4,221 Apache Corp., Series D (b)..........   6.00%    08/01/13       205,352
                                                                   ------------
         TOTAL $50 PAR PREFERRED SECURITIES......................       205,352
         (Cost $207,824)                                           ------------

         TOTAL INVESTMENTS - 99.2%...............................    34,026,882
         (Cost $34,191,756) (c)

         NET OTHER ASSETS AND LIABILITIES - 0.8%.................       280,561
                                                                   ------------
         NET ASSETS - 100.0%.....................................  $ 34,307,443
                                                                   ------------


     (a) Perpetual maturity.
     (b) This security will automatically convert into shares of common stock on August 1, 2013.
     (c) Aggregate cost for federal income tax purposes is $34,254,301. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $121,200 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $348,619.


                    See Notes to Financial Statements                    Page 17

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

SEPTEMBER 30, 2012



VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                           LEVEL 2         LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE     UNOBSERVABLE
                                                         9/30/2012        PRICES           INPUTS          INPUTS
                                                       -------------   -------------    ------------    -----------
Master Limited Partnerships*.......................    $   7,864,648   $   7,864,648    $        --     $        --
Common Stocks*.....................................        7,372,482       7,372,482             --              --
Exchange-Traded Funds*.............................        7,225,735       7,225,735             --              --
Real Estate Investment Trusts......................        6,327,685       6,327,685             --              --
$25 Par Preferred Securities*......................        5,030,980       5,030,980             --              --
$50 Par Preferred Securities*......................          205,352         205,352             --              --
                                                       -------------   -------------    -----------     -----------
Total Investments..................................    $  34,026,882   $  34,026,882    $        --     $        --
                                                       =============   =============    ===========     ===========

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.


Page 18             See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2012

                                                                               FIRST TRUST
                                                                                  NASDAQ                   MULTI-ASSET
                                                                           TECHNOLOGY DIVIDEND          DIVERSIFIED INCOME
                                                                                INDEX FUND                  INDEX FUND
                                                                           -------------------          ------------------
ASSETS:
Investments, at value..................................................       $   27,697,599            $     34,026,882
Cash...................................................................               26,950                     172,624
Receivables:
   Dividends...........................................................               29,311                     118,671
   Dividend reclaims...................................................                1,487                          --
                                                                              --------------            ----------------
      Total Assets.....................................................           27,755,347                  34,318,177
                                                                              --------------            ----------------
LIABILITIES:
Payables:
   Investment advisory fees............................................                8,921                      10,734
   Investment securities purchased.....................................               15,462                          --
                                                                              --------------            ----------------
      Total Liabilities................................................               24,383                      10,734
                                                                              --------------            ----------------
NET ASSETS.............................................................       $   27,730,964            $     34,307,443
                                                                              ==============            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $   28,117,022            $     34,430,065
Par value..............................................................               14,050                      17,000
Accumulated net investment income (loss)...............................                   --                      84,445
Accumulated net realized gain (loss) on investments ...................             (129,647)                    (59,193)
Net unrealized appreciation (depreciation) on investments .............             (270,461)                   (164,874)
                                                                              --------------            ----------------
NET ASSETS.............................................................       $   27,730,964            $     34,307,443
                                                                              ==============            ================
NET ASSET VALUE, per share.............................................       $        19.74            $          20.18
                                                                              ==============            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            1,405,000                   1,700,002
                                                                              ==============            ================
Investments, at cost...................................................       $   27,968,060            $     34,191,756
                                                                              ==============            ================





                    See Notes to Financial Statements                   Page 19

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF OPERATIONS
FOR THE PERIOD AUGUST 13, 2012 (a) THROUGH SEPTEMBER 30, 2012

                                                                               FIRST TRUST
                                                                                  NASDAQ                   MULTI-ASSET
                                                                           TECHNOLOGY DIVIDEND          DIVERSIFIED INCOME
                                                                                INDEX FUND                  INDEX FUND
                                                                           -------------------          ------------------
INVESTMENT INCOME:
Dividends..............................................................       $       62,263            $        155,880
Foreign tax withholding................................................               (3,562)                         --
                                                                              --------------            ----------------
   Total investment income.............................................               58,701                     155,880
                                                                              --------------            ----------------

EXPENSES:
Investment advisory fees...............................................               10,113                      12,113
                                                                              --------------            ----------------
   Total expenses......................................................               10,113                      12,113
                                                                              --------------            ----------------
NET INVESTMENT INCOME (LOSS)...........................................               48,588                     143,767
                                                                              --------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             (135,864)                    (70,990)
   In-kind redemptions.................................................              165,302                     173,472
                                                                              --------------            ----------------
Net realized gain (loss)...............................................               29,438                     102,482
Net change in unrealized appreciation (depreciation) on
   Investments.........................................................             (270,461)                   (164,874)
                                                                              --------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             (241,023)                    (62,392)
                                                                              --------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $     (192,435)           $         81,375
                                                                              ==============            ================


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were -established. First Trust Portfolios L.P. seeded the First Trust NASDAQ Technology Dividend Index Fund on July 19, 2012 in order to establish the Trust and seeded the Multi-Asset Diversified Income Index Fund on August 10, 2012.





Page 20             See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD AUGUST 13, 2012 (a) THROUGH SEPTEMBER 30, 2012

                                                                               FIRST TRUST
                                                                                  NASDAQ                   MULTI-ASSET
                                                                           TECHNOLOGY DIVIDEND          DIVERSIFIED INCOME
                                                                                INDEX FUND                  INDEX FUND
                                                                           -------------------          ------------------
OPERATIONS:
   Net investment income (loss)........................................       $       48,588            $        143,767
   Net realized gain (loss)............................................               29,438                     102,482
   Net change in unrealized appreciation (depreciation)................             (270,461)                   (164,874)
                                                                              --------------            ----------------
   Net increase (decrease) in net assets resulting from operations.....             (192,435)                     81,375
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...............................................              (49,593)                    (56,575)
   Net realized gain...................................................                   --                          --
   Return of capital...................................................                   --                          --
                                                                              --------------            ----------------
   Total distributions to shareholders.................................              (49,593)                    (56,575)
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...........................................           30,989,339                  40,391,888
   Cost of shares redeemed.............................................           (3,016,347)                 (6,109,245)
                                                                              --------------            ----------------
  Net increase (decrease) in net assets resulting from shareholder

      transactions.....................................................           27,972,992                  34,282,643
                                                                              --------------            ----------------
   Total increase (decrease) in net assets.............................           27,730,964                  34,307,443

NET ASSETS:
   Beginning of period.................................................                   --                          --
                                                                              --------------            ----------------
   End of period.......................................................       $   27,730,964            $     34,307,443
                                                                              ==============            ================
   Accumulated net investment income (loss) at end of period...........       $           --            $         84,445
                                                                              ==============            ================
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.............................                   --                          --
   Shares sold.........................................................            1,555,000                   2,000,002
   Shares redeemed.....................................................             (150,000)                   (300,000)
                                                                              --------------            ----------------
   Shares outstanding, end of period...................................            1,405,000                   1,700,002
                                                                              ==============            ================


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were -established. First Trust Portfolios L.P. seeded the First Trust NASDAQ Technology Dividend Index Fund on July 19, 2012 in order to establish the Trust and seeded the Multi-Asset Diversified Income Index Fund on August 10, 2012.





                    See Notes to Financial Statements                    Page 21

FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD


FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND
                                                                FOR THE PERIOD
                                                             AUGUST 13, 2012 (a)
                                                                   THROUGH
                                                              SEPTEMBER 30, 2012
                                                             -------------------

Net asset value, beginning of period                             $    19.92
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                                           0.04
Net realized and unrealized gain (loss)                               (0.18)
                                                                 ----------
Total from investment operations                                      (0.14)
                                                                 ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                 (0.04)
                                                                 ----------
Total from distributions                                              (0.04)
                                                                 ----------
Net asset value, end of period                                   $    19.74
                                                                 ==========
TOTAL RETURN (b)                                                      (0.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                              $  27,731
Ratio of total expenses to average net assets                          0.50% (c)
Ratio of net investment income (loss) to average net assets            2.39% (c)
Portfolio turnover rate (d)                                              18%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the Fund on July 19, 2012 in order to establish the Trust.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.





Page 22             See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD


MULTI-ASSET DIVERSIFIED INCOME INDEX FUND
                                                                FOR THE PERIOD
                                                             AUGUST 13, 2012 (a)
                                                                   THROUGH
                                                              SEPTEMBER 30, 2012
                                                             -------------------

Net asset value, beginning of period                             $    19.98
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                                           0.09
Net realized and unrealized gain (loss)                                0.15
                                                                 ----------
Total from investment operations                                       0.24
                                                                 ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                 (0.04)
                                                                 ----------
Total from distributions                                              (0.04)
                                                                 ----------
Net asset value, end of period                                   $    20.18
                                                                 ==========
TOTAL RETURN (b)                                                       1.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                              $  34,307
Ratio of total expenses to average net assets                          0.60% (c)
Ratio of net investment income (loss) to average net assets            7.10% (c)
Portfolio turnover rate (d)                                              34%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the Fund on August 10, 2012.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.





                    See Notes to Financial Statements                    Page 23

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                               SEPTEMBER 30, 2012


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of two funds:
     First Trust NASDAQ Technology Dividend Index Fund - (NASDAQ(R)
        Stock Market LLC ("NASDAQ") ticker "TDIV")
     Multi-Asset Diversified Income Index Fund - (NASDAQ ticker "MDIV")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares currently are listed and traded on NASDAQ. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                  INDEX
First Trust NASDAQ Technology Dividend Index Fund     NASDAQ Technology Dividend Index(SM)(1)
Multi-Asset Diversified Income Index Fund             NASDAQ Multi-Asset Diversified Income Index(1)

(1) This index is developed, maintained and sponsored by The NASDAQ OMX Group, Inc., and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

     Securities listed on any exchange other than the NASDAQ or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

     Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price on the valuation day, the securities are valued at the mean of the most recent bid and asked prices on such day.

     Securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

     Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                               SEPTEMBER 30, 2012


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

   1) the type of security;
   2) the size of the holding;
   3) the initial cost of the security;
   4) transactions in comparable securities;
   5) price quotes from dealers and/or pricing services;
   6) relationships among various securities;
   7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
   8) an analysis of the issuer's financial statements; and
   9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
          o Quoted prices for similar investments in active markets.
          o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
          o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
          o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds' investments as of September 30, 2012, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") and master limited partnerships ("MLPs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REIT's and MLP's fiscal year end. A Fund records the character of distributions received from the REITs and MLPs during the year based on estimates and historical information available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs and MLPs after their tax reporting periods conclude.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                               SEPTEMBER 30, 2012


C. SECURITIES LENDING

The Funds may lend securities representing up to 20% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund. Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2012, the Funds did not have any securities on loan.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the period ended September 30, 2012 was as follows:

                                                                                  Distributions    Distributions    Distributions
                                                                                    paid from        paid from        paid from
                                                                                    Ordinary          Capital         Return of
                                                                                     Income            Gains           Capital
                                                                                  -------------    -------------    -------------
First Trust NASDAQ Technology Dividend Index Fund                                  $   49,593       $       --       $        --
Multi-Asset Diversified Income Index Fund                                              56,575               --                --

As of September 30, 2012, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                    Accumulated          Net
                                                                                  Undistributed     Capital and      Unrealized
                                                                                    Ordinary           Other        Appreciation
                                                                                     Income         Gain (Loss)    (Depreciation)
                                                                                  -------------    -------------    -------------
First Trust NASDAQ Technology Dividend Index Fund                                  $       --        $  (9,548)      $  (390,560)
Multi-Asset Diversified Income Index Fund                                              87,797               --          (227,419)

E. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The tax period ended 2012 remains open to federal and state audit. As of September 30, 2012, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                               SEPTEMBER 30, 2012


Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At September 30, 2012, for federal income tax purposes, each Fund has capital loss carryforwards available that are shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryfowards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                           Capital Loss
                                                             Available
                                                           ------------
First Trust NASDAQ Technology Dividend Index Fund             $9,548
Multi-Asset Diversified Income Index Fund                         --

In order to present paid-in capital and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended September 30, 2012, the adjustments for each Fund were as follows:

                                                                                   Accumulated
                                                              Accumulated         Net Realized
                                                             Net Investment      Gain (Loss) on         Paid-in
                                                              Income (Loss)        Investments          Capital
                                                             --------------      --------------      -------------
First Trust NASDAQ Technology Dividend Index Fund            $       1,005       $    (159,085)      $    158,080
Multi-Asset Diversified Income Index Fund                           (2,747)           (161,675)           164,422

F. EXPENSES

Expenses that are directly related to the Funds are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor") pursuant to the Investment Management Agreement, with the exception of Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest and extraordinary expenses, which are paid by each respective Fund.

First Trust has entered into licensing agreements with NASDAQ OMX Group, Inc. ("Licensor") for the Funds. The respective license agreements allow for the use by First Trust of each Fund's respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.

G. ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs," modifying Topic 820, "Fair Value Measurements and Disclosures." At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, "Fair Value Measurement." The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the updated standards on the Funds' financial statements, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                               SEPTEMBER 30, 2012


For the First Trust NASDAQ Technology Dividend Index Fund and the Multi-Asset Diversified Income Index Fund, First Trust is paid an annual unitary management fee of 0.50% and 0.60%, respectively, of each Fund's average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, including any compensation to Trustees, and excluding Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is included in the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the servicing agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BBH is responsible for custody of the Trust's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2012, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                   Purchases             Sales
                                                                ---------------     ----------------
First Trust NASDAQ Technology Dividend Index Fund               $   3,819,500       $   3,725,289
Multi-Asset Diversified Income Index Fund                           7,682,778           7,651,773

For the period ended September 30, 2012, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                   Purchases             Sales
                                                                ---------------     ----------------
First Trust NASDAQ Technology Dividend Index Fund                $ 30,862,065       $   3,017,653
Multi-Asset Diversified Income Index Fund                          40,178,808           6,120,538


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                               SEPTEMBER 30, 2012


Parties redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:

                                                      Creation      Redemption
                                                     Transaction    Transaction
                                                        Fees           Fees
                                                     -----------    -----------
First Trust NASDAQ Technology Dividend Index Fund      $   500       $   500
Multi-Asset Diversified Income Index Fund                1,000         1,000

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before August 10, 2013.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of First Trust Exchange-Traded
Fund VI:

We have audited the accompanying statements of assets and liabilities of First Trust NASDAQ Technology Dividend Index Fund and Multi-Asset Diversified Income Index Fund, each a series of the First Trust Exchange-Traded Fund VI (the "Fund"), including the portfolios of investments, as of September 30, 2012, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from August 13, 2012 (inception date) through September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012 by correspondence with the Fund's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded Fund VI as of September 30, 2012, and the results of their operations, the changes in their net assets, and the financial highlights for the period from August 13, 2012 (inception date) through September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
November 28, 2012

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2012 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund will vote relating to portfolio investments during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q will be available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable period ended September 30, 2012, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                               Dividends
                                                                Received
                                                               Deduction
                                                               ----------
First Trust NASDAQ Technology Dividend Index Fund                  57%
Multi-Asset Diversified Income Index Fund                          24%


For the taxable period ended September 30, 2012, the following percentages of income dividends paid by the Funds is hereby designated as qualified dividend income:


                                                               Qualified
                                                                Dividend
                                                                 Income
                                                               ----------
First Trust NASDAQ Technology Dividend Index Fund                  86%
Multi-Asset Diversified Income Index Fund                          25%

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2012 (UNAUDITED)


                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund VI (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") on behalf of the First Trust NASDAQ Technology Dividend Index Fund and the Multi-Asset Diversified Income Index Fund, each a series of the Trust (each a "Fund" and collectively, the "Funds"), for an initial two-year term at a meeting held on June 11, 2012. The Board of Trustees determined that the Agreement is in the best interests of each Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report in advance of the Board meeting that, among other things, outlined the services to be provided by First Trust to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for each Fund as compared to fees charged by investment advisors to other comparable exchange-traded funds ("ETFs") and, in the case of the Multi-Asset Diversified Income Index Fund, other comparable open-end funds, and as compared to fees charged to other First Trust clients with similar investment objectives, and to other ETFs managed by First Trust; the estimated expenses to be incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on First Trust; fall-out benefits to First Trust and First Trust Portfolios L.P.; and information on First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for each Fund, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreement. The Board noted that the Funds are the initial series of the Trust and considered the efforts expended by First Trust in organizing the Trust and making arrangements for other services to be provided to the Funds. The Board considered that First Trust employees provide management services to other ETFs in the First Trust fund complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Funds. Since each Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds, but the Board did consider the hypothetical performance of each Fund's underlying index. The Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which First Trust serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to each Fund by First Trust under the Agreement are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for each Fund. The Board noted that under each Fund's unitary fee arrangement, the First Trust NASDAQ Technology Dividend Index Fund would pay First Trust a fee equal to an annual rate of 0.50% of its average daily net assets and the Multi-Asset Diversified Income Index Fund would pay First Trust a fee equal to an annual rate of 0.60% of its average daily net assets. The Board considered that First Trust would be responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees and distribution fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board reviewed information provided by First Trust and Lipper, Inc. ("Lipper") for each Fund on the advisory fees and expense ratios of other comparable ETFs and, in the case of the Multi-Asset Diversified Income Index Fund, other comparable open-end funds, but also noted the limitations on the comparability of each Fund's Lipper group of funds and First Trust group of funds with the Fund. The Board noted that the First Trust NASDAQ Technology Dividend Index Fund's total expense ratio under its proposed unitary fee was slightly above the median of its Lipper and First Trust peer groups and that the Multi-Asset Diversified Income Index Fund's total expense ratio under its proposed unitary fee was below the median of its Lipper and First Trust peer groups. The Board also considered the total expense ratios (after fee waivers) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee. In light of the information considered and the nature, extent and quality of services expected to be provided to each Fund under the Agreement, the Board determined that the proposed unitary fee for each Fund was fair and reasonable.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2012 (UNAUDITED)


The Board noted that the proposed unitary fee for each Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit First Trust, but that a unitary fee structure provides certainty in expenses for the Funds. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed for the Funds under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement for the Funds to First Trust. The Board considered fall-out benefits described by First Trust that may be realized from its relationship with the Funds, including the Advisor's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement. The Board also noted that First Trust would not utilize soft dollars in connection with its management of each Fund's portfolio.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2012 (UNAUDITED)


Each Fund's respective statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                     TERM OF OFFICE                                             THE FIRST TRUST      OTHER
    NAME, ADDRESS,                   AND YEAR FIRST                                              FUND COMPLEX   TRUSTEESHIPS OR
   DATE OF BIRTH AND                   ELECTED OR               PRINCIPAL OCCUPATIONS             OVERSEEN BY    DIRECTORSHIPS
POSITION WITH THE TRUST                 APPOINTED                DURING PAST 5 YEARS                TRUSTEE     HELD BY TRUSTEE

                                                     INDEPENDENT TRUSTEES

Richard E. Erickson, Trustee        o  Indefinite Term    Physician; President, Wheaton Orthopedics;  96          None
c/o First Trust Advisors L.P.                             Co-Owner and Co-Director (January 1996
120 East Liberty Drive,             o  Since Inception    to May 2007), Sports Med Center for
  Suite 400                                               Fitness; Limited Partner, Gundersen Real
Wheaton, IL 60187                                         Estate Limited Partnership; Member,
D.O.B.: 04/51                                             Sportsmed LLC


Thomas R. Kadlec, Trustee           o  Indefinite Term    President (March 2010 to Present), Senior   96          Director of ADM
c/o First Trust Advisors L.P.                             Vice President and Chief Financial Officer              Investor Services,
120 East Liberty Drive,             o  Since Inception    (May 2007 to March 2010), Vice President                Inc. and ADM
  Suite 400                                               and Chief Financial Officer (1990 to May                Investor Services
Wheaton, IL 60187                                         2007), ADM Investor Services, Inc. (Futures             International
D.O.B.: 11/57                                             Commission Merchant)


Robert F. Keith, Trustee            o  Indefinite Term    President (2003 to Present), Hibs           96          None
c/o First Trust Advisors L.P.                             Enterprises (Financial and Management
120 East Liberty Drive,             o  Since Inception    Consulting)
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee            o  Indefinite Term    President and Chief Executive Officer       96          Director of
c/o First Trust Advisors L.P.                             (June 2012 to Present), Dew Learning LLC                Covenant
120 East Liberty Drive,             o  Since Inception    (Educational Products and Services); President          Transport Inc.
  Suite 400                                               (June 2002 to June 2012), Covenant College
Wheaton, IL 60187
D.O.B.: 03/54

                                                      INTERESTED TRUSTEE

James A. Bowen(1), Trustee,         o  Indefinite Term    Chief Executive Officer (December 2010      96          None
Chairman of the Board                                     to Present), President (until December
120 East Liberty Drive,             o  Since Inception    2010), First Trust Advisors L.P. and First
  Suite 400                                               Trust Portfolios L.P.; Chairman of the
Wheaton, IL 60187                                         Board of Directors, BondWave LLC
D.O.B.: 09/55                                             (Software Development Company/
                                                          Investment Advisor) and Stonebridge
                                                          Advisors LLC (Investment Advisor)
--------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
    investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2012 (UNAUDITED)

                                  POSITION AND            TERM OF OFFICE
     NAME, ADDRESS                   OFFICES               AND LENGTH OF          PRINCIPAL OCCUPATIONS
   AND DATE OF BIRTH               WITH TRUST                 SERVICE              DURING PAST 5 YEARS

                                         OFFICERS WHO ARE NOT TRUSTEES(2)

Mark R. Bradley                   President and Chief     o  Indefinite Term      Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,             Executive Officer                               and Chief Financial Officer, First Trust Advisors
   Suite 400                                              o  Since Inception      L.P. and First Trust Portfolios L.P.; Chief
Wheaton, IL 60187                                                                 Financial Officer, BondWave LLC (Software
D.O.B.: 11/57                                                                     Development Company/Investment Advisor) and
                                                                                  Stonebridge Advisors LLC (Investment Advisor)

James M. Dykas                    Treasurer, Chief        o  Indefinite Term      Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,             Financial Officer and                           President (April 2007 to January 2011), Vice
   Suite 400                      Chief Accounting        o  Since Inception      President (January 2005 to April 2007), First
Wheaton, IL 60187                 Officer                                         Trust Advisors L.P. and First Trust
D.O.B.: 01/66                                                                     Portfolios L.P.

W. Scott Jardine                  Secretary               o  Indefinite Term      General Counsel, First Trust Advisors L.P., First
120 E. Liberty Drive,                                                             Trust Portfolios L.P.; Secretary, BondWave LLC
   Suite 400                                              o  Since Inception      (Software Development Company/Investment
Wheaton, IL 60187                                                                 Advisor) and Stonebridge Advisors LLC
D.O.B.: 05/60                                                                     (Investment Advisor)

Daniel J. Lindquist               Vice President          o  Indefinite Term      Senior Vice President (September 2005 to
120 E. Liberty Drive,                                                             Present), Vice President (April 2004 to September
   Suite 400                                              o  Since Inception      2005), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                                 Portfolios L.P.
D.O.B.: 02/70

Kristi A. Maher                   Assistant Secretary     o  Indefinite Term      Deputy General Counsel (May 2007 to Present),
120 E. Liberty Drive,             and Chief Compliance                            Assistant General Counsel (March 2004 to May
   Suite 400                      Officer                 o  Since Inception      2007), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                                 Portfolios L.P.
D.O.B.: 12/66

Roger F. Testin                   Vice President          o  Indefinite Term      Senior Vice President (November 2003 to Present),
120 E. Liberty Drive,                                                             Vice President (August 2001 to November 2003),
   Suite 400                                              o  Since Inception      First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                                 Portfolios L.P.
D.O.B.: 06/66

Stan Ueland                       Vice President          o  Indefinite Term      Vice President (August 2005 to Present), First
120 E. Liberty Drive,                                                             Trust Advisors L.P. and First Trust Portfolios
   Suite 400                                              o  Since Inception      L.P.; Vice President (May 2004 to August 2005)
Wheaton, IL 60187                                                                 BondWave LLC (Software Development Company/
D.O.B.: 11/70                                                                     Investment Advisor)

--------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2012 (UNAUDITED)


RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND VI.

The following summarizes some of the risks that should be considered for the Funds. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license and related sublicense from an index provider that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is no guarantee the index provider has all the rights to license such intellectual property on behalf of the Fund. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

Each Fund is subject to issuer specific change risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

The First Trust NASDAQ Technology Dividend Index Fund is considered to be non-diversified. As a result, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

Each Fund is not actively managed. A Fund may be affected by a general decline in certain market segments relating to a Fund's corresponding index. A Fund invests in securities included in or representative of its corresponding index regardless of its investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2012 (UNAUDITED)


Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Each Fund invests in small and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

The Multi-Asset Diversified Income Index Fund is subject to the risks of investing in MLPs. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

The Multi-Asset Diversified Income Index Fund invests in REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

The Multi-Asset Diversified Income Index Fund invests in ETFs. ETFs are generally index funds bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

The Multi-Asset Diversified Income Index Fund invests in an exchange-traded fund that invests in high yield securities, which are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high-yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

The Multi-Asset Diversified Income Index Fund invests in preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for a fund because it may invest in exchange-traded funds that invest in "high yield" or "junk" debt; such securities, while generally offering higher yields than investment-grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

The First Trust NASDAQ Technology Dividend Index Fund invests in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles,

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2012 (UNAUDITED)


fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

The First Trust NASDAQ Technology Dividend Index Fund invests in companies in the telecommunications sector. Telecommunications companies are subject to risks, such as: a market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.


            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                               SEPTEMBER 30, 2012


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis, to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, we restrict access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

                      This page intentionally left blank.

FIRST TRUST


First Trust Exchange-Traded Fund VI




INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA  02109


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

      (e) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $46,700 from the inception of the registrant on August 13, 2012, through September 30, 2012.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 from the inception of the registrant on August 13, 2012, through September 30, 2012.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $7,000 from the inception of the registrant on August 13, 2012, through September 30, 2012. These fees were for the seed audit of the initial series of the registrant.

      (c) Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $0 from the inception of the registrant on August 13, 2012, through September 30, 2012.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 from the inception of the registrant on August 13, 2012, through September 30, 2012.

      (d) All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 from the inception of the registrant on August 13, 2012, through September 30, 2012.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 from the inception of the registrant on August 13, 2012, through September 30, 2012.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

           Registrant:               Adviser and Distributor:
           -----------               ------------------------

             (b) 0%                           (b) 0%

             (c) 0%                           (c) 0%

             (d) 0%                           (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant from the inception of the registrant on August 13, 2012, through September 30, 2012 ,were $0 for the registrant, $0 for the registrant's investment adviser and $6,250 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. INVESTMENTS.

(a) The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At the registrant's organizational meeting the registrant's Board of Trustees adopted a Nominating and Governance Committee Charter which includes procedures by which shareholders may recommend nominees to the registrant's board of trustees as described below:

      When a vacancy on the Board of Trustees of a First Trust Fund occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. A shareholder may recommend a person for nomination as a candidate at any time. If a recommendation is received with satisfactorily completed information (as set forth below) regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Committee and the outside counsel to the independent trustees. Recommendations received at any other time will be kept on file until such time as the Committee is accepting recommendations, at which point they may be considered for nomination.

      To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund shall mail such recommendation to W. Scott Jardine, Secretary, at the Fund's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d),
      (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee. The Committee will not consider new trustee candidates who are 72 years of age or older.

      A copy of the Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
       Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              First Trust Exchange-Traded Fund VI
                --------------------------------------------------------

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  November 19, 2012
      -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  November 19, 2012
      -----------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer,
                                Chief Financial Officer
                                and Chief Accounting Officer
                                (principal financial officer)

Date  November 19, 2012
      -----------------------

* Print the name and title of each signing officer under his or her signature.